INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-  INTANGIBLE ASSETS, NET

	December 31,
	2015	2016

Cost:
Technology	$5,252	$5,252

	5,252	5,252

Less accumulated amortization	789	1,536

Intangible assets, net	$4,463	$3,716

 Estimated amortization expense for the years ended:

December 31, 2016

2017	$746
2018	746
2019	746
2020	696
2021-2023	782

$3,716

Amortization expense amounted to $ 153, $ 636 and $ 747 for the years ended December 31, 2014, 2015 and 2016, respectively.